Accounting principles applied in the preparation of the consolidated financial statements (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure Of Accounting Policy [Abstract]
Basis of preparation

2.1 Basis of preparation

These consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements are based on a historical cost basis.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed in note 2.5.

Due to rounding, numbers presented throughout these consolidated financial statements may not add up precisely to the totals provided. All ratios and variances are calculated using the underlying amount rather than the presented rounded amount.

Scope of consolidation

2.2 Scope of consolidation

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The Company currently consolidates the financial operations of its two fully-owned subsidiaries, ObsEva Ireland Ltd, which is registered in Cork, Ireland and organized under the laws of Ireland, and ObsEva USA Inc., which is registered and organized under the laws of Delaware, USA. ObsEva Ireland Ltd had no operations and no results of operations to report as of December 31, 2017 and 2016. ObsEva USA Inc. had no operations and no results of operations to report as of December 31, 2016.

Standards and interpretations published by the IASB

2.3 Standards and interpretations published by the IASB

The IASB and the International Financing Reporting Standards Interpretations Committee have recently issued new standards and interpretations to be applied to the Group’s consolidated financial statements.

No new standards and amendments applied by the Group in 2017 had an impact on its consolidated financial statements.

In 2018, the Group will adopt the following new relevant standards:

IFRS 9 Financial Instruments, effective on January 1, 2018, with early adoption allowed

In July 2014, the IASB issued IFRS 9 Financial Instruments which replaces International Accounting Standard (“IAS”) 39 Financial Instruments: Recognition and Measurement. The new standard will change the classification and measurement requirements of financial assets and financial liabilities and the general hedge accounting rules. The Group’s financial assets and liabilities only consisting of cash and cash equivalents, other receivables, other payables and accruals, and with all of those being recognized at amortized cost, the Group does not expect the adoption of the new standard will have a material impact on its consolidated financial statements.

IFRS 15 Revenue from Contracts with Customers, effective on January 1, 2018, with early adoption allowed

In May 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers which replaces IAS 11 Construction Contracts and IAS 18 Revenue and related interpretations. The new standard will establish the principles that an entity shall apply to report useful information to users of financial statements about the nature, amount, timing, and uncertainty of revenue and cash flows arising from a contract with a customer. Due to the absence of revenue for the Group, the adoption of the new standard is not expected to have an impact on the Group’s consolidated financial statements.

In 2019, the Group expects to adopt the following new relevant standards:

IFRS 16 Leases, effective for annual periods beginning on or after January 1, 2019

In January 2016, the IASB issued IFRS 16 Leases, which replaces IAS 17 Leases and related interpretations. The new standard will require lessees to recognize a lease liability reflecting future lease payments and a right-of-use asset for virtually all lease contracts. The Group is in the process of evaluating the impact IFRS 16 may have on its consolidated financial statements.

Other new standards and amendments published but not yet effective will have no material impact on the consolidated financial statements of the Group.

Current assets

Current assets

Other receivables and other current receivables or prepayments are carried at their nominal value.

Individual receivables that are known to be uncollectible are written off by reducing the carrying amount directly. The Group considers that there is evidence of impairment if any of the following indicators are present:

•	significant financial difficulties of the debtor;
•	probability that the debtor will enter bankruptcy or financial reorganization; and
•	default or delinquency in payments (more than 30 days overdue).

Receivables for which an impairment provision was recognized are written off against the provision when there is no expectation of recovering additional cash.

Plant and Equipment

Furniture, fixtures and equipment

Furniture, fixtures and equipment are carried at cost less depreciation and impairment. Historical cost includes expenditure that is directly attributable to the acquisition of the items. Depreciation is calculated using the straight-line method, on the basis of the following useful lives:

• furniture	5 years
• hardware	3 years
• leasehold improvement	duration of lease

Furniture, fixtures and equipment are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable, on an individual basis. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount.

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

Intangible assets

Intangible assets

Separately acquired patents, licenses and other intangible assets are recorded at historical cost and subsequently measured at cost less accumulated amortization and any impairment losses.

The acquisition of certain intangible assets, mainly licenses, may involve additional payments contingent on the occurrence of specific events or milestones. Unless the Group already has a present obligation to make the payment at a future date, the initial measurement of the intangible asset does not include such contingent payments. Instead, such payments are subsequently capitalized as intangible assets when the contingency or milestone occurs.

Estimated useful life is the lower of legal duration and economic useful life, which does not exceed 20 years. The estimated useful life of the intangible assets is annually reviewed, and if necessary, the future amortization charge is accelerated.

For licenses, the amortization starts when the assets become available for use, generally once proper regulatory and marketing approval are obtained.

Intangible assets are subject to impairment testing annually, and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Post-employment benefits

Post-employment benefits

Group companies operate various pension schemes.

All employees of ObsEva SA participate in a retirement defined benefit plan. A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive on retirement, usually dependent on one or more factors such as age, years of service and compensation. The liability recognized in the balance sheet in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually by an independent actuary, using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension obligation.

Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise. Past-service costs are recognized immediately in the consolidated statement of comprehensive loss.

During 2017, ObsEva USA, Inc established a 401K, defined contribution plan, for the employees of the company. A defined contribution plan is a pension plan under which the amounts paid by the employer are fixed in advance.  The plan assets are held by a third party custodian. ObsEva USA, Inc. contributions to the defined contribution plan are charged to the income statement as incurred. The Group has no further obligation once the contributions have been paid.

Equity	Equity Incremental costs directly attributable to the issuance of common shares and options are recognized as a deduction from equity, net of any tax effects.
Research and development

Research and development

Research expenses are charged to the consolidated statement of comprehensive loss as incurred. Development expenses are capitalized as intangible assets when it is probable that future economic benefits will flow to the Group, and the following criteria are fulfilled:

•	it is technically feasible to complete the intangible asset so that it will be available for use or sale;
•	management intends to complete the intangible asset and use or sell it;
•	there is an ability to use or sell the intangible asset;
•	adequate technical, financial and other resources to complete the development and to use or sell the intangible asset are available; and
•	the expenditure attributable to the intangible asset during its development can be reliably measured.

In the opinion of management, due to uncertainties inherent in the development of the Group’s product candidates, the criteria for development costs to be recognized as an asset as defined by IAS 38 Intangible Assets are not met.

Foreign currencies

Foreign currencies

Functional and presentation currency

Items included in the consolidated financial statements of the Group are measured using the currency of the primary economic environment in which each Group’s entity operates (the “functional currencies”).

Until December 31, 2016, the functional currency of the Company was the Swiss franc (CHF). As from January 1, 2017, due to a change of its primary economic environment, the functional currency of ObsEva SA became the US dollar (USD), which is also the functional currency of ObsEva USA, Inc. and the presentation currency of the Group.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions or valuation where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are recognized in profit or loss.

Foreign exchange gains and losses that relate to borrowings are presented in the consolidated statement of comprehensive loss, within finance costs. All other foreign exchange gains and losses are presented in the consolidated statement of comprehensive loss on a net basis within other income or other expenses.

Translation into the presentation currency until December 31, 2016

The results and financial position of operations that had a functional currency different from the presentation currency were translated into the presentation currency as follows:

•	assets and liabilities were translated at the exchange rate prevailing on December 31 of each year;
•	income and expenses were translated at average exchange rates; and
•	all resulting exchange differences were recognized in other comprehensive income.

The following rates have been used for the translation from the functional currency to the presentation currency:

	Income statement		Balance sheet
	Average rate (CHF)		Closing rate as of December 31, (CHF)
	2016	2015	2016	2015
USD	0.9850	0.9624	1.0160	1.0010

Share-based compensation

Share-based compensation

The Group operates two equity incentive plans.

A share-based, equity-settled, plan was formally set-up by the Group in 2013 (the “2013 EIP”). Participants eligible for awards under the 2013 EIP are executives, directors, employees, agents and consultants. The fair value of the shares granted under the 2013 EIP is determined at each grant date by using either an option pricing method that uses a Black-Scholes model or a hybrid method, as appropriate, both based on a combination of the discounted cash flow method, under the income approach, and the backsolve method.

A share-based, equity-settled, plan was formally set-up by the Group in 2017 (the “2017 EIP”). Participants eligible for awards under this plan are executives, directors, employees, agents and consultants. The fair value of the stock-options granted under the 2017 EIP is determined at each grant date by using a Black-Scholes model.

When the equity instruments granted do not vest until the counterparty completes a specified period of services, the Group accounts for those services as they are rendered by the counterparty, during the vesting period, with a corresponding increase in equity.

Deferred income taxes

Deferred income taxes

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, if the deferred income tax arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit and loss, it is not accounted for. Deferred income tax is determined using tax rates and laws that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Leases

Leases

Leases of assets under which all the risks and rewards of ownership are effectively retained by the lessor are classified as operating leases, and payments made are charged to the statement of comprehensive loss on a straight-line basis.

Segment information

Segment information

The Group operates in one segment, which is the research, development of innovative women’s reproductive, health and pregnancy therapeutics. The marketing and commercialization of such therapeutics depend, in large part, on the success of the development phase. The Chief Executive Officer of the Company reviews the consolidated statement of operations of the Group on an aggregated basis and manages the operations of the Group as a single operating segment.

The Group currently generates no revenue from the sales of therapeutics products.

The Group’s activities are not affected by any significant seasonal effect.

The geographical analysis of non-current assets is as follows:

	As at December 31,
in USD ‘000	2017	2016
Switzerland	21,832	16,819
USA	289	—
Total non-current assets as at December 31	22,121	16,819

The geographical analysis of operating expenses is as follows:

	Year ended December 31,
in USD ‘000	2017	2016	2015
Switzerland	63,956	30,163	19,846
USA	3,524	—	—
Total operating expenses	67,480	30,163	19,846

Critical accounting estimates and judgments

2.5 Critical accounting estimates and judgments

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Critical accounting estimates and assumptions

The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will not necessarily equal to related actual outcome. The following areas involve a higher degree of judgement or complexity or are areas where assumptions and estimates can have a significant impact on the consolidated financial statements:

•

Post-employment obligations: the actuarial valuation involves making assumptions about discount rates, future salary increases, mortality rates and future pension increases. Due to the long-term nature of these plans, such estimates are subject to significant uncertainty (note 10);

•	Share-based compensation: the determination of the fair value of the equity instruments granted involves the use of certain assumptions subject to judgement (note 18);
•

Commencement of depreciation and amortization: the depreciation and amortization starts when the assets are available for use in the manner intended by management, which requires judgement (notes 7 and 8);

•

Research and development costs: the Group recognizes expenditure incurred in carrying out its research and development activities until it becomes probable that future economic benefits will flow to the Group, which results in recognizing such costs as intangible assets, involving a certain degree of judgement (note 13);

•

Deferred taxes: the recognition of deferred tax assets requires assessment of whether it is probable that sufficient future taxable profit will be available against which the deferred tax assets can be utilized (note 16);

•

Impairment of assets: as part of impairment tests, the recoverable amounts of tested assets have been determined based on fair value calculations requiring the use of certain assumptions, subject to judgement (note 8);

•

Changes in functional currency: the determination of the functional currencies of Group’s companies based on the primary economic environment of each entity requires a certain degree of judgement from management.